Pension and Other Post-Retirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Expected contributions to all pension and post-retirement plans in next 12 months			$ 125
Total contributions recognized as expense under all defined contribution plans	$ 116	$ 88